Reinsurance - Schedule of premiums written and earned (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Policy Fees
Net Amount	$ 5,093	$ 5,637	$ 4,341
Policyholder benefits
Policyholder benefits	7,332	8,050	6,602
Long-Duration Insurance
Premiums
Direct	4,739	4,604	4,384
Assumed	1,318	2,265	1,073
Ceded	(964)	(1,232)	(1,116)
Net	5,093	5,637	4,341
Policy Fees
Direct	3,048	3,131	2,957
Assumed	0	0	0
Ceded	(76)	(80)	(83)
Net Amount	2,972	3,051	2,874
Policyholder benefits
Direct	9,388	10,583	9,092
Assumed	92	78	32
Ceded	(2,148)	(2,611)	(2,522)
Policyholder benefits	$ 7,332	$ 8,050	$ 6,602